Provision for Legal Claims - Schedule of Probable Likelihood of Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	R$ 699	R$ 1,292
Additions	948	1,207
Interest	47	(170)
Reversals	(664)	(1,474)
Payments	(238)	(156)
Ending balance	792	699
Labor [Member]
Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	670	119
Additions	948	1,190
Interest	47	(296)
Reversals	(655)	(195)
Payments	(238)	(148)
Ending balance	772	670
Civil [Member]
Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance
Additions		7
Interest
Reversals
Payments		(7)
Ending balance
Tax [Member]
Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance		687
Additions		1
Interest		18
Reversals		(705)
Payments		(1)
Ending balance
Environmental [Member]
Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	29	486
Additions		9
Interest		108
Reversals	(9)	(574)
Payments
Ending balance	R$ 20	R$ 29